Share-based payments	12 Months Ended
Mar. 31, 2020
Text block [abstract]
Share-based payments
2
5
. Share-based payments
The Company has three share-based incentive plans: the 2002 Stock Incentive Plan adopted on July 1, 2002 (which has expired), the 2006 Incentive Award Plan adopted on June 1, 2006, as amended and restated in February 2009, September 2011 and September 2013 (which has expired)
 the
“2006 Incentive Award Plan”,
and the 2016 Incentive Award Plan effective from September 27, 2016, as amended and restated in September 2018 (the “2016 Incentive Award Plan”) (collectively referred to as the “Plans”). All the Plans are equity settled. Under the Plans, share-based options and RSUs may be granted to eligible participants. Options are generally granted for a term of ten years
. Options and R
SUs
 have a graded vesting period of up to four years. The Company settles employee share-based options and RSU exercises with newly issued ordinary shares. As at March 31, 2020, the Company had 2,526,482 ordinary shares available for future grants.
Share-based compensation expense during the years ended March 31, 2020, 2019 and 2018 is as follows:

	Year ended March 31,
	2020		2019		2018
Share-based compensation expense recorded in	$		$		$
Cost of revenue		4,589		4,278		3,770
Selling and marketing expenses		4,789		3,983		2,557
General and administrative expenses		28,142		22,044		24,238

Total share-based compensation expense		$37,520		$30,305		$30,565

Upon exercise of share options and RSUs, the Company issued 780,420, 719,140 and 1,521,521 shares during the years ended March 31, 2020, 2019 and 2018, respectively.
Share-based options

The aggregate intrinsic value of options exercised during the year ended March 31,

2020,
2019 and 201
8
was Nil, Nil and $180, respectively. The total grant date fair value of options vested during the year ended March 31,
2020,
2019 and 201
8
was Nil for each year. Total cash received as a result of options exercised during the year ended March 31,
2020,
2019
 and
 2018 was Nil, Nil, and $1,347, respectively.
The fair value of options granted is estimated on the date of grant using the Black-Scholes-Merton option-pricing model. No options were granted during the years ended March 31,
 2020,
2019
 and
 2018.
The weighted average share price of options exercised during the year ended March 31,
2020,
2019
 and
 2018 was Nil, Nil and $30.44, respectively. As no options were outstanding at March 31, 20
20
and 201
9
, there was no exercise price for these options and their weighted average remaining contractual term was zero years.

Restricted share units
The 2006 Incentive Award Plan and the 2016 Incentive Award Plan also allow for the grant of RSUs. Each RSU represents the right to receive one ordinary share and vests over a period of up to three years.

(i)
Movements in the number of RSUs dependent on non-market performance condition outstanding under the 2006 Incentive Award Plan and the 2016 Incentive Award Plan and their related weighted average fair values are as follow:

	Shares	Weighted average fair value	Aggregate intrinsic value
Outstanding as at March 31, 2018	1,072,833	$27.05	$48,632
Granted	383,229	47.89
Exercised	(422,088)	28.40
Forfeited	(70,723)	36.08
Lapsed	(10,856)	8.22

Outstanding as at March 31, 2019	952,395	$34.38	$50,734
Granted	387,491	56.23
Exercised	(434,540)	32.79
Forfeited	(20,756)	63.00
Lapsed	—	—

Outstanding as at March 31, 2020	884,590	$44.07	$38,020
RSUs exercisable	397,215	$34.68	$17,072

The fair value of RSUs is generally the market price of the Company’s shares on the date of grant. As at March 31, 20
20
, there was $8,377

of unrecognized compensation cost related to unvested RSUs. This amount is expected to be recognized over a weighted average period of 2.6 years. To the extent the actual forfeiture rate is different than what the Company has anticipated
, share-based compensation expenses related to these RSUs will be different from the Company’s expectations.
The weighted average grant date fair value of RSUs granted during the year ended March 31,
2020,
2019
 and
 2018 was $56.23, $47.89, and $30.85, per ADS, respectively. The aggregate intrinsic value of RSUs exercised during the year ended March 31,
2020,
2019

and
2018 was $26,522, $21,324, and $34,339, respectively. The total grant date fair value of RSUs vested during the year ended March 31,
2020
,
2019

and
2018 was $16,213, $15,964, and $16,931, respectively.
The weighted average share price of RSU exercised during the year ended March 31,
2020,
2019

and
2018 was $61.03, $50.52, and $35.73, respectively.

(ii)
The 2006 Incentive Award Plan and the 2016 Incentive Award Plan also allow for the grant of RSUs based on the market price of the Company’s shares achieving a specified target over a period of time. The fair value of market-based share awards is determined using Monte-Carlo simulation.

Movements in the number of RSUs dependent on market performance condition outstanding under the 2006 Incentive Award Plan and the 2016 Incentive Award Plan and their related weighted average fair values are as follows:

	Shares	Weighted average fair value	Aggregate intrinsic value
Outstanding as at March 31, 2018	203,990	$13.21	$9,247
Granted	—	—
Exercised	—	—
Forfeited	—	—
Lapsed	—	—

Outstanding as at March 31, 2019	203,990	$13.21	$10,867
Granted	—	—
Exercised	(5,000)	14.30
Forfeited	—	—
Lapsed	—	—

Outstanding as at March 31, 2020	198,990	13.09	$7,908
RSUs exercisable	129,590	$12.59	$5,570
On March 15, 2017, the Company modified the vesting period in respect of the RSUs as follows:

a.	for RSUs granted in April 2014, the vesting date has been extended to the fifth anniversary of the grant date (i.e. April 2019)

b.	for RSUs granted in April 2015, the vesting date has been extended to the fourth anniversary of the grant date (i.e. April 2019)

c.	for RSUs granted in April 2016, the vesting date has been extended to the fourth anniversary of the grant date (i.e. April 2020)
Subsequent vesting of RSUs for each of the remaining years would be subject to continued employment.

The incremental fair value was determined using Monte-Carlo simulation by reference to the difference between fair value of original RSUs as of modification date and the fair value of modified RSUs as of modification date. The additional cost as a result of such modification in respect of modified share awards amounted to $1,185. The additional cost is spread over the period from the modification date until the vesting date of the modified award, which differs from the vesting date of the original award. The incremental cost recognized in the current year (March 31, 201
9
: $540) in respect of such modified share awards amounted to $77.
As at March 31,
2020,
there was $3

of unrecognized compensation cost related to unvested market based RSUs. This amount is expected to be recognized over a weighted average period of 0.3 years. The weighted average grant date fair value of the RSUs granted during the years ended March 31,
2020,
2019

and
2018

was Nil, Nil, and Nil

per ADS, respectively.

(iii)	RSUs related to total shareholder’s return (“TSR”)
During the year ended March 31, 20
20
, the Company issued
 179,878 R
SUs (March 31, 2019:
 166,760 RSUs
)
to
c
ertain employees. The conditions for the vesting of these RSUs are linked to the TSR of the Company in addition to the condition of continued employment with the Company through the applicable vesting period.
The performance of these RSUs shall be assessed based on the TSR of the custom peer group (based on percentile rank) and the industry index (based on outperformance rank). The RSUs granted with the TSR condition shall vest on the third anniversary of the grant date, subject to the participant’s continued employment with the Company through the applicable vesting date and achievement of the specified conditions of stock performance and TSR parameters.
The fair value of these RSUs is determined using Monte-Carlo simulation. The weighted average grant date fair value of RSUs granted during the year ended March 31, 2020, 2019 and 2018 was $63.10, $57.20 and $36.52, per ADS, respectively. The stock compensation expense charged during the year ended March 31, 2020 was $4,698 (March 31, 2019: $2,886). As at March 31, 2020, there was $5,478 of unrecognized compensation cost related to these RSUs. This amount is expected to be recognized over a weighted average period of 1.9 years.
Movements in the number of RSUs linked to the TSR condition outstanding under the 2016 Incentive Award Plan and their related weighted average fair values are as follows:

	Shares	Weighted average fair value	Aggregate intrinsic value
Outstanding as at March 31, 2018	248,655	$36.52	$11,272
Granted	166,760	57.20
Exercised	—	—
Forfeited	(62,040)	44.15
Lapsed	—	—

Outstanding as at March 31, 2019	353,375	$44.94	$18,824
Granted	179,878	63.10
Exercised	—	—
Forfeited	—	—
Lapsed	—	—

Outstanding as at March 31, 2020	533,253	51.07	22,919
RSUs exercisable	—	$—	$—

Performance share units
The 2006 Incentive Award Plan and 2016 Incentive Award Plan also allow for grant of performance share units (“PSUs”). Each PSU represents the right to receive one ordinary share based on the Company’s performance against specified non-market
performance conditions and vests over a period of three years.
Movements in the number of PSUs outstanding under the 2006 Incentive Award Plan and the 2016 Incentive Award Plan and their related weighted average fair values are as follow:

	Shares	Weighted average fair value	Aggregate intrinsic value
Outstanding as at March 31, 2018	1,059,975	$26.36	$48,048
Granted	199,303	47.54
Exercised	(297,052)	23.25
Forfeited	(48,467)	30.06

Outstanding as at March 31, 2019	913,759	$29.80	$48,674
Granted	342,097	52.14
Exercised	(340,880)	25.74
Forfeited	(3,458)	42.70

Outstanding as at March 31, 2020	911,518	36.67	39,176
PSUs exercisable	277,490	$28.40	$11,927
The fair value of PSUs is generally the market price of the Company’s shares on the date of grant, and assumes that performance targets will be achieved. As at March 31, 20
20
, there was $8,687

of unrecognized compensation costs related to unvested PSUs, net of forfeitures. This amount is expected to be recognized over a weighted average period of 2.3 years. Over the performance period, the number of shares that will be issued will be adjusted upward or downward based upon the probability of achievement of the performance targets. The ultimate number of shares issued and the related compensation cost recognized as expense will be based on a comparison of the final performance metrics to the specified targets.
The weighted average grant date fair value of PSUs granted during the years ended March 31,
2020,
2019

and
2018 was $52.14, $47.54, and $30.35, per ADS, respectively. The aggregate intrinsic value of PSUs exercised during the year ended March 31,
2020,
2019
 and
2018

was $20,333, $15,077

and $17,737, respectively. The total grant date fair value of PSUs vested during the year ended March 31,
2020,
2019
 and
2018 was $10,154, $9,535

and $8,696 respectively.
The weighted average share price of PSU exercised during the year ended March 31,
2020,
2019

and
2018 was $59.65, $50.75 and $35.01, respectively.
BBBEE program in South Africa
The Company’s South African subsidiary has issued share appreciation rights to certain employees to be settled with the Company’s shares. As part of the settlement, the Company granted
 3,365,
14,250 and 32,050 RSUs during the years ended March 31,
2020,
2019 and 2018, which shall vest on the
fou
rth,
third and fourth anniversaries, respectively, from the grant date, subject to such grantee’s continued employment with the Company through the applicable vesting date. The grant date fair value was estimated using a binomial lattice model.
The total stock compensation expense in relation to these RSUs was $3,483 to be amortized over the vesting period of four years. The stock compensation expense charged during the years ended March 31, 2020 and 2019 was $777 and $760, respectively.